WILSHIRE VARIABLE INSURANCE TRUST
                                  (THE "TRUST")


      SUPPLEMENT DATED AUGUST 17, 2007 TO THE PROSPECTUS DATED MAY 1, 2007


THIS SUPPLEMENT INFORMATION REPLACES AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE PROSPECTUS.



Effective August 15, 2007 The Boston Company Asset Management, LLC ("Boston Company") no longer acts as subadviser to the International Equity Fund. PanAgora Asset Management, Inc. continues as subadviser to the International Equity Fund. All references to Boston Company in the prospectus should be deleted.




                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                        WITH THE PROSPECTUS OF THE TRUST
                              FOR FUTURE REFERENCE

                        WILSHIRE VARIABLE INSURANCE TRUST
                                  (THE "TRUST")

                        SUPPLEMENT DATED AUGUST 17, 2007
             TO THE STATEMENT OF ADDITIONAL INFORMATION OF THE TRUST
                                DATED MAY 1, 2007

THIS SUPPLEMENT INFORMATION REPLACES AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION.



Effective August 15, 2007 The Boston Company Asset Management, LLC ("Boston Company") no longer acts as subadviser to the International Equity Fund. PanAgora Asset Management, Inc. continues as subadviser to the International Equity Fund. All references to Boston Company in the Statement of Additional Information should be deleted.



                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
            WITH THE STATEMENT OF ADDITIONAL INFORMATION OF THE TRUST
                              FOR FUTURE REFERENCE